Segment reporting	3 Months Ended
Mar. 31, 2020
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended March 31,
		2020	2019
	Note	€m	€m
Profit for the period		47.4	22.3
Taxation		17.4	17.6
Net financing costs	7	12.0	14.8
Depreciation & amortization		17.8	16.6
EBITDA		94.6	71.3
Exceptional items	6	20.6	46.6
Other add-backs		4.7	4.2
Adjusted EBITDA		119.9	122.1

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €3.9 million for the three months ended March 31, 2020 (2019: €4.2 million), as well as the elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs of €0.8 million for the three months ended March 31, 2020 (2019: nil). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended March 31,
	2020	2019
	€m	€m
United Kingdom	202.4	179.5
Italy	125.8	114.5
Germany	111.2	87.2
Sweden	44.5	49.5
France	52.1	43.0
Norway	31.0	31.4
Austria	34.8	30.6
Spain	23.7	19.5
Rest of Europe	57.4	62.6
Total external revenue by geography	682.9	617.8